Corporate Information	12 Months Ended
Dec. 31, 2024
Disclosure Of Corporate Information [Abstract]
Corporate Information
1.
Corporate Information

PLDT Inc. which we refer to as PLDT or the Parent Company, was incorporated under the old Corporation Law of the Philippines (Act 1459, as amended) on November 28, 1928, following the merger of four telephone companies under common U.S. ownership. PLDT holds a perpetual corporate term under Section 11 of the Revised Corporation Code of the Philippines (Republic Act No. 11232), which grants existing corporations to have a perpetual existence, unless a majority vote of its stockholders elects to retain a specified corporate term.

In 1967, effective control of PLDT was transferred from General Telephone and Electronics Corporation, a major shareholder then since PLDT’s incorporation, to a group of Filipino investors. In 1981, as part of the Philippine government's policy to integrate the country's telecommunications industry, PLDT acquired substantially all of the assets and liabilities of the Republic Telephone Company, then the second largest telephone provider in the Philippines.

In 1998, certain subsidiaries of First Pacific Company Limited, or First Pacific, and its Philippine affiliates (collectively the First Pacific Group and its Philippine affiliates), acquired a significant interest in PLDT. On March 24, 2000, NTT Communications Corporation, or NTT Communications, through its wholly-owned subsidiary NTT Communications Capital (UK) Ltd., became PLDT’s strategic partner with approximately a 15% economic and voting interest in PLDT's common stock. Concurrent with NTT Communications’ investment, PLDT acquired 100% of Smart Communications, Inc., or Smart.

On March 14, 2006, NTT DOCOMO, Inc., or NTT DOCOMO, acquired approximately 7% of PLDT’s then outstanding common shares from NTT Communications, which retained ownership of about 7% of PLDT’s common shares. Since then, NTT DOCOMO has made additional purchases of PLDT shares, bringing the combined beneficial ownership of NTT DOCOMO and NTT Communications (both part of Nippon Telegraph and Telephone Corporation) to approximately 20% of PLDT’s outstanding common stock as at December 31, 2024.

On February 28, 2007, Metro Pacific Asset Holdings, Inc., a Philippine affiliate of First Pacific, completed an acquisition of an approximately 46% interest in Philippine Telecommunications Investment Corporation, or PTIC, a shareholder of PLDT. This investment in PTIC represented an attributable interest of approximately 6% of PLDT's outstanding common shares at the time and raised the First Pacific Group’s and its Philippine affiliates’ beneficial ownership to approximately 28% of PLDT’s outstanding common stock as of that date. Since then, the First Pacific Group’s beneficial ownership interest in PLDT has decreased by approximately 2%, mainly due to the holders of Exchangeable Notes issued in 2005 by a subsidiary of First Pacific, which were fully exchanged into PLDT shares. The First Pacific Group and its Philippine affiliates held beneficial ownership of approximately 20.35% of PLDT’s outstanding common stock as at December 31, 2024.

On October 26, 2011, PLDT completed the acquisition of a controlling interest in Digital Telecommunications Phils., Inc., or Digitel, from JG Summit Holdings, Inc., or JGSHI, and its affiliates, or collectively, the JG Summit Group. As consideration for the assets acquired, PLDT issued approximately 27.7 million common shares. In November 2011, JGSHI sold
5.81 million and 4.56 million PLDT shares to a Philippine affiliate of First Pacific and NTT DOCOMO, respectively, under separate option agreements entered into between JGSHI with the Philippine affiliate of First Pacific and NTT DOCOMO, respectively. As at December 31, 2024, the JG Summit Group beneficially owned approximately 11.27% of PLDT’s outstanding common stock.

On October 16, 2012, BTF Holdings, Inc., or BTFHI, a wholly-owned company of the Board of Trustees for the Account of the Beneficial Trust Fund, or PLDT Beneficial Trust Fund, created pursuant to PLDT’s Benefit Plan, subscribed to 150 million newly issued shares of Voting Preferred Stock of PLDT, or Voting Preferred Shares, at a subscription price of Php1.00 per share for a total subscription price of Php150 million. This subscription was made pursuant to a subscription agreement between BTFHI and PLDT dated October 15, 2012. Consequently, the issuance of these Voting Preferred Shares reduced the voting power of the NTT Group (NTT DOCOMO and NTT Communications), the First Pacific Group and its Philippine affiliates, and JG Summit Group to 12%, 15% and 6.65%, respectively, as at December 31, 2024. See Note 19 – Equity – Preferred Stock – Voting Preferred Stock.

The common shares of PLDT are listed and traded on the Philippine Stock Exchange, Inc., or PSE. On October 19, 1994, an American Depositary Receipt, or ADR, facility was established, under which Citibank N.A., as the depositary, issued American Depositary Shares, or ADSs, with each ADS representing one PLDT common share with a par value of Php5.00 per share. Effective February 10, 2003, PLDT appointed JP Morgan Chase Bank as the successor depositary for its ADR facility. The ADSs are listed on the New York Stock Exchange, or NYSE, in the United States and are traded on the NYSE under the symbol “PHI”. As of December 31, 2024, there were approximately 16.5 million ADSs outstanding.

PLDT and our Philippine-based fixed line and wireless subsidiaries operate under the jurisdiction of the Philippine National Telecommunications Commission, or NTC. The NTC’s jurisdiction includes, among other responsibilities, the approval of major services offered and certain rates charged to customers.

We are the largest and most diversified telecommunications company in the Philippines, providing nationwide data and multi-media services. Our business is organized into distinct units based on our products and services, with three reportable operating segments that form the bases for management’s decision to allocate resources and evaluate operating performance. Our principal activities are discussed in Note 4 – Operating Segment Information.

Our registered office address is Ramon Cojuangco Building, Makati Avenue, Makati City, Philippines. Information on our structure is provided in Note 2 – Summary of Material Accounting Policies – Basis of Consolidation. Information on other related party relationships of the PLDT Group is provided in Note 24 – Related Party Transactions.

Our consolidated financial statements as at December 31, 2024 and 2023, and for the years ended December 31, 2024, 2023 and 2022 were approved and authorized by the Board of Directors on February 27, 2025 as reviewed by the Audit Committee on February 25, 2025.

Amendments to the By-Laws of PLDT

On March 25, 2021, the Board of Directors approved the amendments to the By-Laws of PLDT to conform with the provision of Republic Act No. 11232 and on September 9, 2022, the Philippine SEC approved the same amendments.